INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision are:

	As of
	December 31, 2023	December 31, 2022	December 31, 2021
Current	$344,853	$417,268	$568,005
Deferred	-	-	-
Total income tax provision	$344,853	$417,268	$568,005

SCHEDULE OF STATUTORY INCOME TAX RATE AND EFFECTIVE INCOME TAX RATE

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	As of
	December 31, 2023	December 31, 2022	December 31, 2021
Net income before provision for income taxes	$1,331,324	$1,532,528	$2,229,886
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	332,831	383,132	557,471

Changes in valuation allowance	4,305	57,438.00	-
Effect of income tax rate differences in jurisdictions other than mainland China*	450	271.00	-
Tax effect of non-deductible items	7,267	(23,573)	10,534
Income tax expense	$344,853	$417,268	$568,005
Effective tax rates	26%	27%	25%